Segment, Geographic and Other Revenue Information (Parenthetical) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Certain legal matters, net	$ 2,220,000,000	[1]	$ 784,000,000	[1]	$ 1,723,000,000	[1]
Certain asset impairment charges	927,000,000	[2]	902,000,000	[2]	1,790,000,000	[2]
Other charges	139,000,000		139,000,000		(147,000,000)
Certain significant items [Member] | Earnings [Member]
Segment Reporting Information [Line Items]
Restructuring charges and implementation costs associated with cost-reduction initiatives, excluding acquisition-related costs	1,900,000,000		2,500,000,000
Certain legal matters, net	2,200,000,000		822,000,000		1,700,000,000
Certain asset impairment charges	884,000,000		856,000,000		1,800,000,000
Costs associated with the separation of Zoetis	325,000,000		35,000,000
Inventory write-off					212,000,000
Other charges	$ 36,000,000		$ (101,000,000)		$ (102,000,000)

[1]	In 2012, primarily includes a $491 million charge resulting from an agreement-in-principle with the U.S. Department of Justice to resolve an investigation into Wyeth's historical promotional practices in connection with Rapamune, a $450 million settlement of a lawsuit by Brigham Young University related to Celebrex, and charges related to hormone-replacement therapy litigation and Chantix litigation. In 2011, primarily includes charges related to hormone-replacement therapy litigation. In 2010, includes a $1.3 billion charge for asbestos litigation related to our wholly owned subsidiary, Quigley Company, Inc. (See Note 17. Commitments and Contingencies.)
[2]	In 2012, includes intangible asset impairment charges of $872 million, reflecting (i) $393 million of IPR&D assets, primarily related to compounds that targeted autoimmune and inflammatory diseases (full write-off) and, to a lesser extent, compounds related to pain treatment; (ii) $175 million related to our Consumer Healthcare indefinite-lived brand assets, primarily Robitussin, a cough suppressant; (iii) $279 million related to Developed Technology Rights, a charge comprised of impairments of various products, none of which individually exceeded $45 million; and (iv) $25 million of finite-lived brands. The intangible asset impairment charges for 2012 reflect, among other things, the impact of new scientific findings, updated commercial forecasts, changes in pricing, an increased competitive environment, litigation uncertainties regarding intellectual property and declining gross margins. The impairment charges in 2012 are associated with the following: Worldwide Research and Development ($303 million); Consumer Healthcare ($200 million); Primary Care ($135 million); Established Products ($83 million); Specialty Care ($56 million); Emerging Markets ($56 million) and Animal Health ($39 million). In addition, in 2012, also includes charges of approximately $55 million for certain investments. These investment impairment charges reflect the difficult global economic environment.In 2011, includes intangible asset impairment charges of $851 million, the majority of which relates to intangible assets that were acquired as part of our acquisition of Wyeth. These impairment charges reflect (i) $475 million of IPR&D assets, primarily related to two compounds for the treatment of certain autoimmune and inflammatory diseases; (ii) $193 million related to our biopharmaceutical indefinite-lived brand, Xanax; and (iii) $183 million related to Developed Technology Rights comprising the impairment of five assets. The intangible asset impairment charges for 2011 reflect, among other things, the impact of new scientific findings and an increased competitive environment. The impairment charges in 2011 are associated with the following: Worldwide Research and Development ($394 million); Established Products ($193 million); Specialty Care ($135 million); Primary Care ($56 million); Oncology ($56 million) and Animal Health ($17 million). In addition, in 2011, also includes charges of approximately $51 million for certain investments. These investment impairment charges reflect the difficult global economic environment.In 2010, includes intangible asset impairment charges of $1.8 billion, the majority of which relates to intangible assets that were acquired as part of our acquisition of Wyeth. These impairment charges reflect (i) $945 million of IPR&D assets, primarily Prevnar 13/Prevenar 13 Adult, a compound for the prevention of pneumococcal disease in adults age 50 and older, and Neratinib, a compound for the treatment of breast cancer; (ii) $292 million of indefinite-lived Brands, primarily related to Robitussin; and (iii) $540 million of Developed Technology Rights, primarily Thelin, a product that treated pulmonary hypertension, and Protonix, a product that treats erosive gastroesophageal reflux disease. These impairment charges, most of which occurred in the third quarter of 2010, reflect, among other things, the following: for IPR&D assets, the impact of changes to the development programs, the projected development and regulatory time-frames and the risk associated with these assets; for Brand assets, the current competitive environment and planned investment support; and, for Developed Technology Rights, in the case of Thelin, we voluntarily withdrew the product in regions where it was approved and discontinued all clinical studies worldwide, and for the others, an increased competitive environment. The impairment charges in 2010 are generally associated with the following: Specialty Care ($708 million); Oncology ($396 million); Consumer Healthcare ($292 million); Established Products ($182 million); Primary Care ($145 million); and Worldwide Research and Development ($54 million).